Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation	Basis of Presentation.
Prior to the Business Change, the Trust was accounted for as an investment company in accordance with the Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, Topic 946, Financial Services - Investment Companies, or the Predecessor Basis. Upon the Business Change, we discontinued the application of guidance in ASC Topic 946 and prospectively applied the guidance required under GAAP, applicable to companies that are not investment companies, or the Successor Basis. As a result of these changes, our condensed consolidated financial statements as of and for the three months ended March 31, 2021 are presented separately from our financial statements on the Predecessor Basis, as of and for the periods prior to the Business Change. The results of operations from January 1, 2021 through January 4, 2021 were not material to the Trust's condensed consolidated financial statements and have not been presented separately, but they are included in our statement of operations for the three months ended March 31, 2021.

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement of results for the interim periods have been included. All intercompany transactions and balances with or among our consolidated subsidiaries have been eliminated. Operating results for interim periods are not necessarily indicative of the results that may be expected for the full year.

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect reported amounts. Actual results could differ from those estimates. Significant estimates in the accompanying condensed consolidated financial statements include the fair value of financial instruments.

2.    Basis of Presentation

These consolidated financial statements includes the accounts of us and our subsidiaries, RMRM RTP Lender LLC and RMTG Lender LLC, all of which are 100% owned directly by us. All intercompany transactions and balances with or among our consolidated subsidiaries have been eliminated.

For the year ended December 31, 2020, we are an investment company in accordance with the  FASB Accounting Standards Codification (ASC) 946, Financial Services - Investment Companies, for the purposes of financial reporting. We will apply accounting and reporting guidance for REITs beginning in 2021.

Preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that may affect the amounts reported in our financial statements and related notes. Our actual results could differ from these estimates.